Fair Value Measurements - Summary of Fair Value Measurements, Recurring and Nonrecurring (Detail) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Marketable Securities Held In Trust Account [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 250,033,500	$ 250,008,324